Variable Interest Entities - Narrative (Details) - Variable Interest Entity, Not Primary Beneficiary	12 Months Ended
	Dec. 31, 2021 investment loanTrust	Dec. 31, 2020 investment loanTrust
Personal loans
Variable Interest Entity [Line Items]
Number of loan trusts established | loanTrust	4	1
Number of investments in VIEs	9	9
Number of deconsolidated VIEs	0	3
Student loans
Variable Interest Entity [Line Items]
Number of loan trusts established | loanTrust	4	4
Number of investments in VIEs	24	20
Number of deconsolidated VIEs	0	1
Number of consolidated VIEs		1